Long Term Convertible Notes Payable Net - Schedule of Notes Payable Outstanding (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Total notes payable	$ 9,044,036	$ 4,174,271
Current maturities of long-term notes, net of discount	9,039,444	3,609,098
Discount attributable to current maturities	4,592	65,173
Total current maturities	9,039,444	3,609,098
Notes payable, less current maturities		500,000
2008 Unsecured Promissory Note [Member]
Total notes payable	55,000	55,000
2012 Short Term Unsecured Promissory Notes [Member]
Total notes payable		829,047
2009 Non Mandatorily Convertible [Member]
Total notes payable	500,000	500,000
2010 Secured Promissory Notes [Member]
Total notes payable		611,888
2012 Secured Promissory Notes [Member]
Total notes payable		349,650
2011 Secured Promissory Notes [Member]
Total notes payable		1,828,686
2013 Bridge Loan. Principal [Member]
Total notes payable	$ 8,489,036